Combined Carve-out Statement of Changes in Parent's Net Investment - Vasta Platform (Successor) (Equity) - BRL (R$) R$ in Thousands	Total	Vasta Platform (Successor)	Parent's Net Investments	Parent's Net Investments Vasta Platform (Successor)
Equity at end of the period at Oct. 10, 2018				R$ 3,302,414
Net loss for the period	R$ (1,040)	R$ (1,040)		(1,040)
Share-based payment contributions				475
Parent's net investment (deficit)				(33,348)
Equity at end of the period (Adjustments on initial application of IFRS 16 Adoption, net of tax) at Dec. 31, 2018	(283)		R$ (283)	(283)
Equity at end of the period (Adjusted opening balance) at Dec. 31, 2018	3,268,218		3,268,218	3,268,218
Equity at end of the period at Dec. 31, 2018	3,268,501		3,268,501	3,268,501
Equity at beginning of the period at Oct. 11, 2018	3,302,414		3,302,414
Net loss for the period			(1,040)
Share-based payment contributions	475		475
Parent's net investment (deficit)	(33,348)		(33,348)
Equity at end of the period (Adjustments on initial application of IFRS 16 Adoption, net of tax) at Dec. 31, 2018	(283)		(283)	(283)
Equity at end of the period (Adjusted opening balance) at Dec. 31, 2018	3,268,218		3,268,218	3,268,218
Equity at end of the period at Dec. 31, 2018	3,268,501		3,268,501	3,268,501
Net loss for the period	(60,708)	R$ (60,708)	(60,708)	(60,708)
Capitalization of bonds	1,508,297		1,508,297	1,508,297
Contribution of bonds from parent company	(1,535,801)		(1,535,801)	(1,535,801)
Share-based payment contributions	1,372		1,372	1,372
Derecognition of deferred tax assets	(83,859)		(83,859)	(83,859)
Parent's net investment (deficit)	2,564		2,564	2,564
Equity at end of the period at Dec. 31, 2019	3,100,083		3,100,083	R$ 3,100,083
Net loss for the period	(45,649)
Share-based payment contributions	686
Parent's net investment (deficit)	(6,335)		R$ (6,335)
Equity at end of the period at Dec. 31, 2020	R$ 4,785,317